Accounts and notes payable and accruals and other current liabilities	12 Months Ended
Dec. 31, 2022
Accounts and notes payable and accruals and other current liabilities
Accounts and notes payable and accruals and other current liabilities

9. Accounts and notes payable and accruals and other current liabilities

Accounts and notes payable consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Commission payables to network partners and location partners	330,586	546,739
Entry fees payable to location partners	62,135	46,359
Payables for purchase and maintenance of property, equipment and software	154,430	209,367
Others	4,600	7,732
Total	551,751	810,197

Accruals and other current liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Customer deposits	211,938	229,356
Derivative liabilities	—	2,592
Others	26,572	36,059
Total	238,510	268,007